Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
CSL Ltd.	3,904	$715,817
GPT Group (The)	44,064	116,707

		832,524

Austria — 0.3%
Verbund AG	6,352	282,908

Belgium — 4.8%
Colruyt SA	5,312	321,321
Umicore SA	103,392	4,581,920

		4,903,241

Canada — 0.1%
First Capital Real Estate Investment Trust	10,176	96,371

Chile — 2.6%
Aguas Andinas SA, Class A	215,936	63,048
Empresas CMPC SA	1,276,640	2,584,356

		2,647,404

China — 7.7%
3SBio Inc.(a)(b)	48,000	56,973
BAIC BluePark New Energy Technology Co. Ltd., Class A(b)	387,200	316,172
Beijing Enterprises Water Group Ltd.	1,920,000	725,790
BYD Co. Ltd., Class A	73,600	589,790
BYD Co. Ltd., Class H(c)	208,000	1,167,333
China Conch Venture Holdings Ltd.	16,500	74,081
China Education Group Holdings Ltd.	64,000	110,644
China Everbright International Ltd.	1,248,000	640,826
China Longyuan Power Group Corp. Ltd., Class H	1,056,000	513,627
China Medical System Holdings Ltd.	64,000	72,909
China Mengniu Dairy Co. Ltd.	192,000	686,157
China Railway Signal & Communication Corp. Ltd., Class H(a)(b)	512,000	225,912
Contemporary Amperex Technology Co. Ltd., Class A	6,400	130,006
CSPC Pharmaceutical Group Ltd.	64,000	125,341
LONGi Green Energy Technology Co. Ltd., Class A	28,800	130,288
NIO Inc., ADR(b)(c)	451,584	1,797,304
Sino Biopharmaceutical Ltd.	128,000	201,471
SOHO China Ltd.(b)	96,000	32,326
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	3,200	18,760
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	44,800	59,281
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	32,104	28,911
Xinyi Solar Holdings Ltd.	384,000	278,922

		7,982,824

Denmark — 6.2%
Genmab A/S(b)	256	78,702
H Lundbeck A/S	3,360	129,071
Novo Nordisk A/S, Class B	30,688	1,997,946
Vestas Wind Systems A/S	40,864	4,170,132

		6,375,851

France — 7.5%
Alstom SA	47,968	2,019,036
Covivio	5,568	326,091
Danone SA	24,832	1,700,402
Gecina SA	1,216	156,498
Ipsen SA	1,824	143,445
Klepierre SA	35,744	677,507
Suez SA	242,976	2,759,500

		7,782,479

Security	Shares	Value

Germany — 2.3%
KION Group AG	14,656	$818,390
Vonovia SE	27,776	1,599,827

		2,418,217

Hong Kong — 2.6%
Henderson Land Development Co. Ltd.	44,000	156,960
MTR Corp. Ltd.	64,000	306,748
Swire Properties Ltd.	38,400	85,509
WH Group Ltd.(a)	2,432,000	2,095,957

		2,645,174

India — 0.3%
Bandhan Bank Ltd.(a)	9,376	27,049
Colgate-Palmolive India Ltd.	128	2,356
Godrej Consumer Products Ltd.	4,064	34,064
Hindustan Unilever Ltd.	6,432	175,001
Marico Ltd.	7,232	32,881
Nestle India Ltd.	160	37,115

		308,466

Indonesia — 0.0%
Unilever Indonesia Tbk PT	77,100	40,898

Ireland — 1.1%
Kingspan Group PLC	18,720	1,156,728

Japan — 13.4%
Central Japan Railway Co.	17,000	2,908,943
Chugai Pharmaceutical Co. Ltd.	2,300	339,231
Daiichi Sankyo Co. Ltd.	9,600	898,650
East Japan Railway Co.	53,500	4,196,176
GLP J-REIT	64	85,365
Japan Retail Fund Investment Corp.	160	211,185
NH Foods Ltd.	35,200	1,300,376
Nippon Prologis REIT Inc.	64	180,591
Nisshin Seifun Group Inc.	25,600	398,964
Nissin Foods Holdings Co. Ltd.	3,400	284,030
Nomura Real Estate Master Fund Inc.	128	157,423
Ono Pharmaceutical Co. Ltd.	9,600	274,184
Shionogi & Co. Ltd.	5,400	318,832
Sysmex Corp.	3,200	255,739
Terumo Corp.	9,600	376,925
TOTO Ltd.	19,200	760,978
Toyo Suisan Kaisha Ltd.	8,300	433,740
Unicharm Corp.	12,900	480,150

		13,861,482

Malaysia — 0.0%
PPB Group Bhd	9,600	38,334

Mexico — 0.3%
Gruma SAB de CV, Series B	13,120	130,478
Kimberly-Clark de Mexico SAB de CV, Class A	86,400	134,384

		264,862

Norway — 0.4%
Mowi ASA	23,424	441,121

Saudi Arabia — 0.1%
Almarai Co. JSC	7,392	98,656

Singapore — 1.3%
CapitaLand Commercial Trust	64,095	79,359
CapitaLand Mall Trust	121,600	174,648
City Developments Ltd.	57,600	313,389

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Keppel Corp. Ltd.	156,800	$655,645
Mapletree Commercial Trust	70,400	99,618
Suntec REIT	25,600	26,625

		1,349,284

South Korea — 1.8%
Samsung SDI Co. Ltd.	6,464	1,873,775

Spain — 1.2%
Siemens Gamesa Renewable Energy SA	74,176	1,248,783

Sweden — 1.2%
Essity AB, Class B(b)	37,344	1,232,330

Switzerland — 0.4%
Geberit AG, Registered	896	435,829

Taiwan — 1.3%
Standard Foods Corp.	32,000	67,677
Taiwan High Speed Rail Corp.	128,000	160,719
Uni-President Enterprises Corp.	448,000	1,086,242

		1,314,638

Thailand — 1.1%
B Grimm Power PCL, NVDR	121,600	201,647
BTS Group Holdings PCL, NVDR	547,200	208,146
Charoen Pokphand Foods PCL, NVDR	572,800	567,218
Global Power Synergy PCL, NVDR	64,000	151,902

		1,128,913

United Kingdom — 9.5%
Berkeley Group Holdings PLC	63,424	3,210,935
Johnson Matthey PLC	159,456	4,165,473
Pearson PLC	431,840	2,474,018

		9,850,426

United States — 31.1%
AbbVie Inc.	43,168	4,000,379
ABIOMED Inc.(b)	736	164,790
Amgen Inc.	13,440	3,087,168
Baxter International Inc.	10,816	973,548
BioMarin Pharmaceutical Inc.(b)	2,976	317,093
Citrix Systems Inc.	6,944	1,028,545
Colgate-Palmolive Co.	15,584	1,127,191
DexCom Inc.(b)	608	230,012
Digital Realty Trust Inc.	13,312	1,911,071
Gilead Sciences Inc.	47,488	3,695,991

Security	Shares	Value

United States (continued)
Healthpeak Properties Inc.	20,512	$505,416
Hormel Foods Corp.	12,704	620,336
Insulet Corp.(b)(c)	544	102,582
Jazz Pharmaceuticals PLC(b)	2,784	332,187
Kimberly-Clark Corp.	17,984	2,543,657
Procter & Gamble Co. (The)	35,040	4,061,837
Regeneron Pharmaceuticals Inc.(b)	1,376	843,227
Sarepta Therapeutics Inc.(b)	448	68,217
Tesla Inc.(b)	4,864	4,061,440
Vertex Pharmaceuticals Inc.(b)	2,400	691,104
VMware Inc., Class A(b)	3,552	555,071
Vornado Realty Trust	15,040	544,598
Xylem Inc./NY	10,624	704,796

		32,170,256

Total Common Stocks — 99.4% (Cost: $96,442,212)		102,781,774

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	3,008,233	3,012,745
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	260,000	260,000

		3,272,745

Total Short-Term Investments — 3.2% (Cost: $3,269,832)		3,272,745

Total Investments in Securities — 102.6% (Cost: $99,712,044)		106,054,519

Other Assets, Less Liabilities — (2.6)%		(2,709,807)

Net Assets — 100.0%		$103,344,712

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,906,218	102,015	3,008,233	$3,012,745	$116,963	(b)	$3,119		$3,060
BlackRock Cash Funds: Treasury, SL Agency Shares	86,000	174,000	260,000	260,000	1,168		—		—

				$3,272,745	$118,131		$3,119		$3,060

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Impact ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	2	06/19/20	$173	$11,188
MSCI Emerging Markets E-Mini Index	2	06/19/20	93	5,920
S&P 500 E-Mini Index	1	06/19/20	152	22,014

				$39,122

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$102,683,118	$98,656	$—	$102,781,774
Money Market Funds	3,272,745	—	—	3,272,745

	$105,955,863	$98,656	$—	$106,054,519

Derivative financial instruments(a)
Assets
Futures Contracts	$39,122	$—	$—	$39,122

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

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